MUNIHOLDINGS NEW YORK INSURED FUND II, INC.



                                        September 29, 1998

VIA ELECTRONIC FILING
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Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention:  Division of Investment Management

              Re:  MuniHoldings New York Insured Fund II, Inc.,
                   Pre-Effective Amendment No. 2 to
                   Registration Statement on Form N-2
                   (Securities Act File No. 333-56719)
                   (Investment Company Act File No. 811-08813)
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Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), MuniHoldings New York Insured Fund II, Inc. (the "Fund") hereby certifies that:

         (1) the form of Prospectus that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-2; and

         (2) the text of Pre-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-2 was filed electronically with the Securities and Exchange Commission on September 28, 1998.

                               Very truly yours,

                               MUNIHOLDINGS NEW YORK INSURED FUND II, INC.

                               By:     /s/ Alice A. Pellegrino
                                  ----------------------------------------
                                       Alice A. Pellegrino
                                       Secretary